Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Commitments and Contingencies

7. Commitments and Contingencies

Employment Agreements

The Company entered into employment agreements with key personnel providing for compensation and severance in certain circumstances, as defined in the respective employment agreements.

Legal

In the normal course of business, the Company may receive inquiries or become involved in legal disputes that are not covered by insurance. In the opinion of management, any potential liabilities resulting from such claims would not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties with which it enters into contractual relationships, including customers, lessors and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims.

The Company has also indemnified its Directors and executive officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may be involved by reason of such individual being or having been a Director or executive officer.

The Company believes the estimated fair value of any obligation from these indemnification agreements is minimal; therefore, these unaudited condensed consolidated interim financial statements do not include a liability for any potential obligations at March 31, 2023.

11. Commitments and Contingencies

Employment Agreements

The Company entered into employment agreements with key personnel providing for compensation and severance in certain circumstances, as defined in the respective employment agreements.

Legal

In the normal course of business, the Company may receive inquiries or become involved in legal disputes that are not covered by insurance. In the opinion of management, any potential liabilities resulting from such claims would not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties with which it enters into contractual relationships, including customers, lessors and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims.

The Company has also indemnified its directors and executive officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may be involved by reason of such individual being or having been a director or executive officer.

The Company believes the estimated fair value of any obligation from these indemnification agreements is minimal; therefore, these consolidated financial statements do not include a liability for any potential obligations at December 31, 2022 and 2021.

Roth CH Acquisition IV Co. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 5, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the holders may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on August 5, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, assist in obtaining stockholder approval for the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company agreed to pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, or $5,175,000. Roth and Craig-Hallum were not entitled to such fee unless the Company consummated a Business Combination.

Concurrently with the execution of the Merger Agreement on December 5, 2022, the Company entered into a letter agreement with Roth and Craig-Hallum to terminate the Business Combination Marketing Agreement (the “Letter Agreement”). Pursuant to the Letter Agreement, in exchange for services rendered in connection with the transactions contemplated in the Merger Agreement, Roth may be issued up to 300,000 Advisor Shares (shares of common stock, post-merger) equal to a fixed amount of 100,000 shares, regardless of the amount of equity raised in exchange for services rendered in connection with the transactions contemplated in the Merger Agreement, plus up to 200,000 shares based on the equity raised (“Variable Compensation Shares”). The number of Variable Compensation Shares will be equal to the product of (x) the quotient of equity raised divided by $50.0 million, multiplied by (y) 200,000. The Advisor Shares are issuable based on (a) the gross proceeds received from a capital raising transaction involving the equity securities of the Company and (b) the amount remaining in the Company’s trust account after giving effect to any redemptions (as further described in the Letter Agreement). On February 23, 2023, the Company entered into an amendment to the Letter Agreement. Pursuant to the amendment, the term equity raised was revised to mean the gross proceeds available to the post-Business Combination company immediately after the closing of the Business Combination consisting of (a) the gross proceeds received from a capital raising transaction involving the equity securities or equity-linked instruments of Tigo Energy; provided, however, that the $50.0 million of proceeds from the sale of convertible promissory notes by Tigo Energy to L1 Energy Capital Management S.a.r.l. shall be excluded from the calculation of equity raised; (b) the gross proceeds received from a capital raising transaction involving the equity securities of the Company; and (c) the amount remaining in the Company’s trust account after giving effect to any redemptions.

The Advisor Shares in the Letter Agreement is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the up to 300,000 Advisor Shares that Roth may receive for services rendered is $10.20 per share, the value of the common stock of the Company at December 31, 2022. The Advisor Shares were effectively granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Advisor Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation will be recognized at the date a Business Combination is considered probable in an amount equal to the number of Advisor Shares times the grant date fair value per share (unless subsequently modified). As of March 31, 2023 and December 31, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

Service Agreement

Pursuant to a service agreement entered on July 5, 2022, the Company engaged Roth and Craig-Hallum (together the “financial advisors”) to provide services in connection with a proposed financing by the Company in connection with a business combination. In connection with this agreement the Company may be required to pay fees in connection with their services to the extent that the financing is executed. If during the term of the agreement the Company completes a financing of equity securities, convertible securities or debt of the Company, the Company has agreed to pay the financial advisors a fee in the amount of 4.0% of the gross proceeds raised. Each advisor would receive 50% of any placement agent fee, which will be paid upon the closing of the offering and business combination.

The term of the agreement will run until the earlier of the date that the Company completes any Business Combination and otherwise liquidates the funds held in the Trust account.

Merger Agreement

On December 5, 2022, the Company, entered into the Merger Agreement with Merger Sub and Tigo Energy. The transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation. Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into Tigo Energy, with Tigo Energy surviving as a wholly owned subsidiary of the Company.

Concurrently with the execution of the Merger Agreement, the Sponsors (as defined in the Sale and Purchase Agreement) entered into the Sale and Purchase Agreement with Tigo Energy, pursuant to which, immediately prior to the effective time of the Merger, the Sponsors will sell to Tigo Energy 1,645,000 shares of Common Stock and 424,000 Private Units in exchange for an amount equal to $2,300,000 pursuant to the Sale and Purchase Agreement.

Non-Redemption Agreements

On December 8 and 9, 2022, the Company entered into Non-Redemption Agreements with various stockholders (the “Non-redeeming Stockholders”) owning, in the aggregate, 1,631,811 shares of the Company’s common stock, pursuant to which these stockholders committed not to redeem their shares in the Company in connection with the Extension Amendment. In consideration of such agreements, CR Financial Holdings, Inc. and CHLM Sponsor, certain of our Initial Stockholders, agreed to pay the Non-redeeming Stockholders that entered into such agreements $0.083 per share for the period from the stockholder approval of the Extension Amendment on December 20, 2022 through February 10, 2023 and subsequently $0.05 per share for each one-month extension in connection with such agreements. No additional funds were deposited into the Trust Account. On December 16, 2022, the Company paid $135,440 (the “Extension Payment”) to the Non-Redeeming Stockholders on behalf of such Initial Stockholders. On February 10, 2023 and March 10, 2023, Tigo Energy paid certain Initial Stockholders an aggregate amount of $163,181 (or $0.05 per share), according to the terms of the Non-Redemption Agreements in connection with the one-month Trust extension from February 10, 2023 to March 10, 2023 and in connection with the one-month Trust extension from March 10, 2023 to April 10, 2023. The value of the Extension Payments were determined to be the equivalent of an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering costs would be allocated to the separable financial instruments on a relative fair value basis, compared to total proceeds received. The Company recorded a reduction in temporary equity for the Extension Payments of $163,182 and $135,440, as of March 31, 2023 and December 31, 2022, respectively. The Company also recorded a contribution to Additional Paid-in Capital of $163,181 and $135,440, as of March 31, 2023 and December 31, 2022, respectively. A receivable in Due from certain Initial Stockholders was recorded for the amount due from such initial stockholders of $135,440 as of December 31, 2022, in connection with the Extension Amendment. The amount due from certain Initial Stockholders was paid in full to the Company by Tigo Energy on March 1, 2023. All payments made by Tigo Energy to the Non-redeeming Stockholders on behalf of certain Initial Stockholders will be reduced from the $2,300,000 payment pursuant to the Sale and Purchase Agreement at the closing of the Business Combination.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on August 5, 2021, the holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the holders may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement entered into on August 5, 2021, the Company engaged Roth and Craig-Hallum, the underwriters in the Initial Public Offering, as advisors in connection with its Business Combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, hold meetings with the stockholders to discuss the Business Combination and the target’s attributes, introduce the Company to potential investors to purchase its securities in connection with the Business Combination, assist in obtaining stockholder approval for the Business Combination, and assist with financial analysis, presentations, press releases and filings related to the Business Combination. The Company agreed to pay Roth and Craig-Hallum a fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 4.5% of the gross proceeds of the Initial Public Offering, or $5,175,000. Roth and Craig-Hallum were not entitled to such fee unless the Company consummated a Business Combination.

Concurrently with the execution of the Merger Agreement on December 5, 2022, the Company entered into a letter agreement with Roth and Craig-Hallum to terminate the Business Combination Marketing Agreement (the “Letter Agreement”). Pursuant to the Letter Agreement, in exchange for services rendered in connection with the transactions contemplated in the Merger Agreement, Roth may be issued up to 300,000 Advisor Shares (shares of common stock, post-merger) equal to a fixed amount of 100,000 shares, regardless of the amount of equity raised in exchange for services rendered in connection with the transactions contemplated in the Merger Agreement, plus up to 200,000 shares based on the equity raised (“Variable Compensation Shares”). The number of Variable Compensation Shares will be equal to the product of (x) the quotient of equity raised divided by $50.0 million, multiplied by (y) 200,000. The Advisor Shares are issuable based on (a) the gross proceeds received from a capital raising transaction involving the equity securities of the Company and (b) the amount remaining in the Company’s trust account after giving effect to any redemptions (as further described in the Letter Agreement). On February 23, 2023, the Company entered into an amendment to the Letter Agreement. Pursuant to the amendment, the term equity raised was revised to mean the gross proceeds available to the post-Business Combination company immediately after the closing of the Business Combination consisting of (a) the gross proceeds received from a capital raising transaction involving the equity securities or equity-linked instruments of Tigo Energy, provided, however, that the $50.0 million of proceeds from the sale of convertible promissory notes by Tigo Energy to L1 Energy Capital Management S.a.r.l. shall be excluded from the calculation of equity raised; (b) the gross proceeds received from a capital raising transaction involving the equity securities of the Company; and (c) the amount remaining in the Company’s trust account after giving effect to any redemptions.

The Advisor Shares in the Letter Agreement is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the up to 300,000 Advisor Shares that Roth may receive for services rendered is $10.20 per share, the value of the common stock of the Company at December 31, 2022. The Advisor Shares were effectively granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Advisor Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation will be recognized at the date a Business Combination is considered probable in an amount equal to the number of Advisor Shares times the grant date fair value per share (unless subsequently modified). As of December 31, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

Service Agreement

Pursuant to a service agreement entered on July 5, 2022, the Company engaged Roth and Craig-Hallum (together the “financial advisors”) to provide services in connection with a proposed financing by the Company in connection with a business combination. In connection with this agreement the Company may be required to pay fees in connection with their services to the extent that the financing is executed. If during the term of the agreement the Company completes a financing of equity securities, convertible securities or debt of the Company, the Company has agreed to pay the financial advisors a fee in the amount of 4.0% of the gross proceeds raised. Each advisor would receive 50% of any placement agent fee, which will be paid upon the closing of the offering and business combination.

The term of the agreement will run until the earlier of the date that the Company completes any Business Combination and otherwise liquidates the funds held in the Trust account.

Merger Agreement

On December 5, 2022, the Company, entered into the Merger Agreement with Merger Sub and Tigo Energy. The transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation. Subject to the terms and conditions set forth in the Merger Agreement, Merger Sub will merge with and into Tigo Energy, with Tigo Energy surviving as a wholly owned subsidiary of the Company.

Concurrently with the execution of the Merger Agreement, the Sponsors (as defined in the Sale and Purchase Agreement) entered into the Sale and Purchase Agreement with Tigo Energy, pursuant to which, immediately prior to the effective time of the Merger, the Sponsors will sell to Tigo Energy 1,645,000 shares of Common Stock and 424,000 Private Units in exchange for an amount equal to $2,300,000 pursuant to the Sale and Purchase Agreement.

Non-Redemption Agreements

On December 8 and 9, 2022, the Company entered into Non-Redemption Agreements with various stockholders (the “Non-redeeming Stockholders”) owning, in the aggregate, 1,631,811 shares of the Company’s common stock, pursuant to which these stockholders committed not to redeem their shares in the Company in connection with the Extension Amendment. In consideration of such agreements, CR Financial Holdings, Inc. and CHLM Sponsor, certain of our Initial Stockholders, agreed to pay the Non-redeeming Stockholders that entered into such agreements $0.083 per share for the period from the stockholder approval of the Extension Amendment on December 20, 2022 through February 10, 2023 and subsequently $0.05 per share for each one-month extension in connection with such agreements. No additional funds were deposited into the Trust Account. On December 16, 2022, the Company paid $135,440 (the “Extension Payment”) to the Non-Redeeming Stockholders on behalf of such Initial Stockholders. The value of the Extension Payment was determined to be the equivalent of an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering costs would be allocated to the separable financial instruments on a relative fair value basis, compared to total proceeds received. The Company recorded a reduction in temporary equity for the Extension Payment of $135,440. A contribution to Additional Paid-in Capital and a receivable in Due from certain Initial Stockholders was recorded for the amount due from such initial stockholders of $135,440 in connection with the Extension Amendment. The amount due from certain Initial Stockholders was paid in full to the Company by Tigo Energy on March 1, 2023.